Short Term Loans - Schedule of Short Term Loans Due to Bank and Government (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Total short-term loans	$ 484,260	$ 453,801
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Loan from Agricultural Bank of China [Member]
Total short-term loans	230,230	215,749
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Loan from Yangshuo County Bureau [Member]
Total short-term loans	100,333	94,022
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Loan from Yangshuo County Bureau 1 [Member]
Total short-term loans	153,697	$ 144,030
Tang Dynasty Investment Group Limited [Member]
Total short-term loans	484,260
Tang Dynasty Investment Group Limited [Member] | Loan from Agricultural Bank of China [Member]
Total short-term loans	230,230
Tang Dynasty Investment Group Limited [Member] | Loan from Yangshuo County Bureau [Member]
Total short-term loans	100,333
Tang Dynasty Investment Group Limited [Member] | Loan from Yangshuo County Bureau 1 [Member]
Total short-term loans	$ 153,697